Fair Value of Financial Instruments, Carrying Amounts and Estimated Fair Values of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial Assets [Abstract]
Securities available for sale	$ 177,000	$ 112,322
Carrying Amount [Member]
Financial Assets [Abstract]
Cash and cash equivalents	152,034	138,303
Certificates of deposit in financial institutions	2,329	2,500
Securities available for sale	177,000	112,322
Securities held to maturity	10,294	10,020
Loans, net	824,708	841,504
Interest rate swap derivatives	599	928
Accrued interest receivable	2,695	3,319
Financial Liabilities [Abstract]
Deposits	1,059,908	993,739
Other borrowed funds	19,614	27,863
Subordinated debentures	8,500	8,500
Interest rate swap derivatives	599	928
Accrued interest payable	439	1,100
Estimated Fair Value [Member]
Financial Assets [Abstract]
Cash and cash equivalents	152,034	138,303
Certificates of deposit in financial institutions	2,329	2,500
Securities available for sale	177,000	112,322
Securities held to maturity	10,450	10,344
Loans, net	821,899	837,387
Interest rate swap derivatives	599	928
Accrued interest receivable	2,695	3,319
Financial Liabilities [Abstract]
Deposits	1,060,422	995,630
Other borrowed funds	20,279	29,807
Subordinated debentures	5,657	5,556
Interest rate swap derivatives	599	928
Accrued interest payable	439	1,100
Estimated Fair Value [Member] | Level 1 [Member]
Financial Assets [Abstract]
Cash and cash equivalents	152,034	138,303
Certificates of deposit in financial institutions	0	0
Securities available for sale	0	0
Securities held to maturity	0	0
Loans, net	0	0
Interest rate swap derivatives	0	0
Accrued interest receivable	0	0
Financial Liabilities [Abstract]
Deposits	870,626	787,078
Other borrowed funds	0	0
Subordinated debentures	0	0
Interest rate swap derivatives	0	0
Accrued interest payable	1	1
Estimated Fair Value [Member] | Level 2 [Member]
Financial Assets [Abstract]
Cash and cash equivalents	0	0
Certificates of deposit in financial institutions	2,329	2,500
Securities available for sale	177,000	112,322
Securities held to maturity	6,063	4,989
Loans, net	0	0
Interest rate swap derivatives	599	928
Accrued interest receivable	363	283
Financial Liabilities [Abstract]
Deposits	189,796	208,552
Other borrowed funds	20,279	29,807
Subordinated debentures	5,657	5,556
Interest rate swap derivatives	599	928
Accrued interest payable	438	1,099
Estimated Fair Value [Member] | Level 3 [Member]
Financial Assets [Abstract]
Cash and cash equivalents	0	0
Certificates of deposit in financial institutions	0	0
Securities available for sale	0	0
Securities held to maturity	4,387	5,355
Loans, net	821,899	837,387
Interest rate swap derivatives	0	0
Accrued interest receivable	2,332	3,036
Financial Liabilities [Abstract]
Deposits	0	0
Other borrowed funds	0	0
Subordinated debentures	0	0
Interest rate swap derivatives	0	0
Accrued interest payable	$ 0	$ 0